ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	December 31,
	2014	2015
Accrued payroll and welfare	59,674,605	68,458,147
Accrued loyalty point program expenses	41,944,880	17,629,095
Accrued commission to third-party distribution partners	30,652,268	27,279,013
Accrued advertisement expenses	10,684,007	17,295,688
Accrued professional fees	11,578,372	6,187,344
Accrued loss on prepurchased hotel inventory with inventory risk	4,162,943	5,676,412
No-show penalties collected from customers on hotels' behalf	14,152,924	21,500,634
Other accrued expenses	28,401,452	8,585,321
Other payables	19,009,543	30,887,208
Business and other taxes	6,000,216	24,076,365
Payable for investments in non-consolidated affiliates	58,142,000	-
Accrued purchase consideration	7,907,229	-
Total accrued expenses and other current liabilities	292,310,439	227,575,227